Other Real Estate Owned OREO [Text Block]	12 Months Ended
Dec. 31, 2015
Other Real Estate Owned OREO [Text Block]

5. OTHER REAL ESTATE OWNED (“OREO”)

OREO comprises foreclosed assets acquired in settlement of loans and is carried at fair value less estimated cost to sell and is included in other assets on the Consolidated Balance Sheet. As of December 31, 2015, and December 31, 2014, there were $1.4 million and $2.6 million, respectively, of OREO. As of December 31, 2015, the Company has initiated formal foreclosure proceedings on $1.1 million of real estate.